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                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2003

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Empire Capital Management (Peter Richards, Scott Fine)
Address: 1 Gorham Island -- 2nd FL
         Westport, CT 06880

Form 13F File Number: 28-_________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Andrew Tonge
Title: Account Representative
Phone: 212-251-3129

Signature, Place, and Date of Signing:

         Andrew Tonge                      New York, NY             5/15/03
-------------------------------         --------------------     -------------
         [Signature]                       [City, State]             [Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                  Name



028-
--------------------------            -------------------------------
[Repeat as necessary.]


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
                ITEM 1         ITEM 2    ITEM 3        ITEM 4       ITEM 5          ITEM 6          ITEM 7          ITEM 8

            NAME OF ISSUER    TITLE OF  CUSIP #     FAIR MARKET    SHARES OF     INVEST. DISC.      MANA-    VOTING AUTHORITY
                                CLASS                  VALUE       PRINCIPAL                        GERS
                                                                    AMOUNT    SOLE  SHARED  OTHER            SOLE    SHARED   NONE
                                                                               (A)    (B)    (C)             (A)       (B)     (C)


DOUBLECLICK INC              OTC EQ     258609304     1554000      200000N     X                     FINE     200000     0       0

EGLOBE INC                   OTC EQ     282339209         441       58743N     X                     FINE      58743     0       0

FILENET CORP                 OTC EQ     316869106     2962376      282400N     X                     FINE     282400     0       0

GOLDEN TELECOM INC           OTC EQ     38122G107      853770       57300N     X                     FINE      57300     0       0

GARMIN LTD                   OTC EQ     G37260109     3748260      104700N     X                     FINE     104700     0       0

GLOBESPAN VIRATA INC         OTC EQ     37957V106      159849       35522N     X                     FINE      35522     0       0

WEBMD CORP                   OTC EQ     94769M105     7214196      799800N     X                     FINE     799800     0       0

INDUS INTERNATIONAL INC      OTC EQ     45578L100     2690770     1582806N     X                     FINE    1582806     0       0

IMATION CORP                 COMMON     45245A107     3722000      100000N     X                     FINE     100000     0       0

INTERWOVEN INC               OTC EQ     46114T102     1693874      930700N     X                     FINE     930700     0       0

KOMAG INC                    OTC EQ     500453204     2445744      336000N     X                     FINE     336000     0       0

LOOKSMART LTD                OTC EQ     543442107      552000      200000N     X                     FINE     200000     0       0

MERCATOR SOFTWARE INC        OTC EQ     587587106     1605213      906900N     X                     FINE     906900     0       0

MAXTOR CORP NEW              COMMON     577729205     8760280     1556000N     X                     FINE    1556000     0       0

NETSCREEN TECHNOLOGIES INC   OTC EQ     64117V107     1174600       70000N     X                     FINE      70000     0       0

NET2PHONE INC                OTC EQ     64108N106     1872035      555500N     X                     FINE     555500     0       0

PAGE COLUMN TOTALS:                                  41009408



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
                ITEM 1         ITEM 2    ITEM 3        ITEM 4       ITEM 5          ITEM 6          ITEM 7          ITEM 8

            NAME OF ISSUER    TITLE OF  CUSIP #     FAIR MARKET    SHARES OF     INVEST. DISC.      MANA-    VOTING AUTHORITY
                                CLASS                  VALUE       PRINCIPAL                        GERS
                                                                    AMOUNT    SOLE  SHARED  OTHER            SOLE    SHARED   NONE
                                                                               (A)    (B)    (C)             (A)       (B)     (C)


NETSMART TECHNOLOGIES INC    OTC EQ     64114W306      575080      130700N     X                     FINE     130700     0       0

ON TECHNOLOGY CORP           OTC EQ     68219P108       96195       36300N     X                     FINE      36300     0       0

QUALCOMM INC                 OTC EQ     747525103     2520000       70000N     X                     FINE      70000     0       0

READ RITE CORP               OTC EQ     755246204      899210     1383400N     X                     FINE    1383400     0       0

RADVISION LTD                OTC EQ     M81869105      702080      109700N     X                     FINE     109700     0       0

SUPERCONDUCTOR TECHNOLOGIE   OTC EQ     867931107       25200       30000N     X                     FINE      30000     0       0

SILICON LABORATORIES INC     OTC EQ     826919102     2994175      114500N     X                     FINE     114500     0       0

ST SYSTEM CORP               OTC EQ     784915100      187629      367900N     X                     FINE     367900     0       0

UTSTARCOM INC                OTC EQ     918076100     4797600      240000N     X                     FINE     240000     0       0

VALUECLICK INC               OTC EQ     92046N102     1068681      352700N     X                     FINE     352700     0       0


WESTERN DIGITAL CORP         COMMON     958102105     6342000      700000N     X                     FINE     700000     0       0

YAHOO INC                    OTC EQ     984332106     3603000      150000N     X                     FINE     150000     0       0

                            PAGE COLUMN TOTALS:      23810850

AGGREGATE COLUMN TOTALS:                             64820258
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